Summary of Significant Accounting Policies - Schedule of Revenue Recognized Multiple-Deliverable Arrangements (Details) (10-K) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Revenue Recognition, Multiple-deliverable Arrangements [Line Items]
Revenues	$ 60,228	$ 231,231	$ 474,546	$ 940,459	$ 1,284,437	$ 3,099,608
Real Estate Sales [Member]
Revenue Recognition, Multiple-deliverable Arrangements [Line Items]
Revenues		8,560		8,560		1,467,714
Hotel Rooms and Events [Member]
Revenue Recognition, Multiple-deliverable Arrangements [Line Items]
Revenues	2,946	140,778	212,708	508,134	740,284	882,213
Restaurants [Member]
Revenue Recognition, Multiple-deliverable Arrangements [Line Items]
Revenues	22,331	38,954	87,711	136,735	169,600	277,652
Winemaking [Member]
Revenue Recognition, Multiple-deliverable Arrangements [Line Items]
Revenues	23,212	29,069	45,099	131,949	180,692	315,741
Golf, Tennis and Other [Member]
Revenue Recognition, Multiple-deliverable Arrangements [Line Items]
Revenues	11,739	13,870	128,279	155,081	182,196	156,288
Clothes and Accessories [Member]
Revenue Recognition, Multiple-deliverable Arrangements [Line Items]
Revenues			$ 749		$ 11,665